Derivative Instruments (Details) - Schedule of income statement effect of gains (losses) related to derivative instruments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts	$ 38,095		$ 18,180		$ (3,727)
Natural Gas Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts	116		570
Warrant Liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts	37,016		13,004
Gain (Loss) On Gas Swap Contracts [Member] | Natural Gas Swap [Member] | Swap Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts					(424)
Gain (Loss) On Warrants Liabilities [Member] | Warrant Liability [Member] | Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts					(3,015)
Gain (Loss) On Interest Rate Swap Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts	$ 963		$ 4,606
Gain (Loss) On Interest Rate Swap Contract [Member] | Interest Rate Swap [Member] | Swap Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts					$ (288)